PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of transaction charts of right of use assets (Detail) - BRL (R$)
R$ in Thousands
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		R$ 8,012,869
Additions		2,037,779	R$ 246,517	R$ 104,840
Ending Balance		9,513,518	8,012,869
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		9,747,117	9,252,382
Business combination			119,655
Additions	[1]	1,919,847	282,140
Contractual adjustments		117,932	221,655
Write-offs		(38,578)	(131,310)
Transfers		34,742
Exchange differences		(23,056)	2,595
Ending Balance		11,758,004	9,747,117	9,252,382
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(1,734,248)	(1,305,115)
Additions		(532,769)	(460,415)
Write-offs		11,317	28,287
Exchange differences		11,214	2,995
Ending Balance		(2,244,486)	(1,734,248)	(1,305,115)
Land, buildings and improvements [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		328,221
Ending Balance		329,821	328,221
Land, buildings and improvements [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		453,718	254,883
Business combination			116,919
Additions	[1]	81,911	91,799
Contractual adjustments		17,917	9,008
Write-offs		(25,110)	(24,005)
Transfers
Exchange differences		(11,347)	5,114
Ending Balance		517,089	453,718	254,883
Land, buildings and improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(125,497)	(67,919)
Additions		(74,850)	(65,254)
Write-offs		10,166	6,099
Exchange differences		2,913	1,577
Ending Balance		(187,268)	(125,497)	(67,919)
Machines, equipment and installations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		159,819
Ending Balance		374,372	159,819
Machines, equipment and installations [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		268,470	142,449
Business combination			2,693
Additions	[1]	233,155	73,317
Contractual adjustments		3,426	52,972
Write-offs		(7,084)	(724)
Transfers		34,742
Exchange differences		(11,589)	(2,237)
Ending Balance		521,120	268,470	142,449
Machines, equipment and installations [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(108,651)	(29,258)
Additions		(47,435)	(81,349)
Write-offs		1,151	710
Exchange differences		8,187	1,246
Ending Balance		(146,748)	(108,651)	(29,258)
Wagons and locomotives [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		508,888
Ending Balance		474,873	508,888
Wagons and locomotives [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		943,096	938,610
Business combination
Additions	[1]		1,006
Contractual adjustments		332	3,480
Write-offs
Transfers
Exchange differences
Ending Balance		943,428	943,096	938,610
Wagons and locomotives [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(434,208)	(399,218)
Additions		(34,347)	(34,990)
Write-offs
Exchange differences
Ending Balance		(468,555)	(434,208)	(399,218)
Software [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		64,975
Ending Balance		60,595	64,975
Software [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		85,949	87,028
Business combination
Additions	[1]
Contractual adjustments			(1,079)
Write-offs
Transfers
Exchange differences
Ending Balance		85,949	85,949	87,028
Software [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(20,974)	(16,959)
Additions		(4,380)	(4,015)
Write-offs
Exchange differences
Ending Balance		(25,354)	(20,974)	(16,959)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		13,020
Ending Balance		25,427	13,020
Vehicles [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		34,743	29,099
Business combination			43
Additions	[1]	25,541	4,561
Contractual adjustments			1,540
Write-offs			(218)
Transfers
Exchange differences		(120)	(282)
Ending Balance		60,164	34,743	29,099
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(21,723)	(15,125)
Additions		(13,128)	(7,713)
Write-offs			943
Exchange differences		114	172
Ending Balance		(34,737)	(21,723)	(15,125)
Floating storage and regasification [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance
Ending Balance		1,495,620
Floating storage and regasification [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance
Business combination
Additions	[1]	1,533,969
Contractual adjustments
Write-offs
Transfers
Exchange differences
Ending Balance		1,533,969
Floating storage and regasification [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance
Additions		(38,349)
Write-offs
Exchange differences
Ending Balance		(38,349)
Railway and port infrastructure [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		6,937,946
Ending Balance		6,752,810	6,937,946
Railway and port infrastructure [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		7,961,141	7,800,313
Business combination
Additions	[1]	45,271	111,457
Contractual adjustments		96,257	155,734
Write-offs		(6,384)	(106,363)
Transfers
Exchange differences
Ending Balance		8,096,285	7,961,141	7,800,313
Railway and port infrastructure [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(1,023,195)	(776,636)
Additions		(320,280)	(267,094)
Write-offs			20,535
Exchange differences
Ending Balance		R$ (1,343,475)	R$ (1,023,195)	R$ (776,636)

[1]	The addition of the year is mainly composed of the contract related to the charter of the floating storage and regasification unit (“FSRU”) according to note 2.